21. Fair Value (Details 1) (Fair Value Level 2, USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value Level 2
Assets: (market approach)
Mortgage servicing rights	$ 1,329,079	$ 1,009,623
Impaired loans, net of related allowance	978,892	737,274
OREO	$ 1,105,525	$ 1,074,705